NET INCOME (LOSS) PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Loss Per Common Share
Basic and diluted net loss per common share for the three and six months ended June 30, 2026 and 2025 was calculated as follows:

	FOR THE THREE MONTHS ENDED JUNE 30,		FOR THE SIX MONTHS ENDED JUNE 30,
(in thousands except share and per share amounts)	2026	2025	2026	2025
Net income (loss)	$43,665	$(9,703)	$35,387	$(19,142)
Weighted-average number of common shares outstanding, basic	5,699,111	5,605,116	5,693,877	5,600,987
Effect of potentially dilutive securities:
Stock options	82,654		41,298
Restricted stock units	16,148		13,957
Weighted-average number of common shares outstanding, diluted	5,797,913		5,749,133
Net income (loss) per common share, basic	$7.66	$(1.73)	$6.21	$(3.42)
Net income per common share, diluted	$7.53		$6.16

Basic and diluted loss per common share were calculated as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands except share and per share amounts)	2025	2024
Net loss	$(8,978)	$(57,775)
Weighted-average number of common shares outstanding, basic and diluted	5,629,370	5,443,332

Net loss per common share, basic and diluted	$(1.59)	$(10.61)